PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.7%
Bank Loans 13.2%
Airlines 0.5%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	22,000	$22,165,000
Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.500%	3.610(c)	11/06/24	10,645	10,638,835
Chemicals 1.5%
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.710(c)	07/01/26	17,479	17,435,650
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	2.848(c)	10/01/25	13,722	13,599,195
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	02/07/27	1,391	1,388,489
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.162(c)	06/26/25	18,913	18,892,859
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.091(c)	08/08/24	9,498	9,403,350
				60,719,543
Commercial Services 0.9%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	3.093(c)	04/11/25	5,833	5,788,756
Cimpress USA, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	05/17/28	7,200	7,186,500
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750(c)	06/07/23	6,220	6,211,856
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.093(c)	08/27/25	17,963	17,975,678
				37,162,790

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers 0.8%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500%(c)	05/09/24	620	$645,125
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.843(c)	09/30/24	31,685	31,689,835
				32,334,960
Electric 0.6%
Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	10,930	10,215,284
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	12,973	12,881,092
				23,096,376
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.593(c)	06/30/25	3,557	3,562,461
Entertainment 0.3%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	5,000	4,962,500
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.843(c)	08/14/24	8,513	8,420,586
				13,383,086
Healthcare-Services 0.6%
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	8,155	8,145,063
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.843(c)	11/17/25	16,066	16,060,383
				24,205,446
Insurance 0.6%
Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	07/31/27	2,075	2,064,625

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance (cont’d.)
Asurion LLC, (cont’d.)
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.093%(c)	11/03/23	19,335	$19,280,641
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	5.343(c)	01/31/28	3,275	3,309,115
				24,654,381
Media 0.5%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	08/24/26	1,570	1,121,765
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.093(c)	05/01/26	6,916	6,841,698
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	7,826	7,741,109

Radiate Holdco LLC, Term B Loan, 1 Month LIBOR + 3.500%	4.250(c)	09/25/26	4,490	4,494,348
				20,198,920
Oil & Gas 0.6%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	21,327	23,513,017
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	3,456	3,421,579
				26,934,596
Pharmaceuticals 0.6%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	19,835	19,835,099
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	6,110	6,113,506
				25,948,605
Retail 0.1%
White Cap Buyer LLC, Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	10/19/27	4,000	4,003,500

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 2.8%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.843%(c)	10/02/25	17,630	$17,534,384
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	02/02/26	10,954	10,926,131
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	2,968	2,967,563
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.340(c)	02/06/26	9,977	9,944,854
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23	2,523	946,023
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	16,817	16,594,633
Greeneden US Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	5,087	5,096,789
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.343(c)	02/25/27	13,860	13,777,699
Second Lien Initial Loan	7.125	02/25/25	3,125	3,187,500

Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	2,925	2,910,708
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.350(c)	03/03/28	7,275	7,371,998
Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	18,007	17,903,706

UKG, Inc., 2021 Incremental Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	05/04/26	5,597	5,603,906
				114,765,894
Telecommunications 2.4%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	04/27/27	4,309	4,320,088
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.430(c)	05/27/24	9,409	9,011,886
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	07/13/22	3,946	3,977,410
Tranche B-3 Term Loan, PRIME + 4.750%	8.000(c)	11/27/23	4,000	4,059,284
Tranche B-5 Term Loan	8.625	01/02/24	18,833	19,142,852

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
West Corp.,
Incremental B-1 Term Loan, 3 Month LIBOR + 3.500%	4.500%(c)	10/10/24	6,271	$6,066,352
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	26,784	26,041,840

Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250(c)	09/21/27	15,979	16,002,993
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.843(c)	06/10/27	9,794	9,801,990
				98,424,695

Total Bank Loans (cost $539,167,274)				542,199,088
Corporate Bonds 80.8%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	6,100	5,351,657
Aerospace & Defense 0.4%
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	3,350	3,576,255
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	10,231	11,308,387
				14,884,642
Agriculture 0.1%
Vector Group Ltd., Gtd. Notes, 144A	10.500	11/01/26	2,125	2,257,277
Airlines 1.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	27,950	29,523,100
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	2,875	3,054,799
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	11,450	11,868,471
				44,446,370

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.8%
Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.625%	05/15/24	5,023	$5,327,614
Gtd. Notes, 144A(a)	4.875	05/15/26	6,525	6,983,909
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	8,125	8,573,501
Gtd. Notes, 144A	5.625	03/15/27	6,090	6,380,084

Wolverine World Wide, Inc., Gtd. Notes, 144A	6.375	05/15/25	7,014	7,475,981
				34,741,089
Auto Manufacturers 2.0%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,050	2,147,224
Ford Motor Co.,
Sr. Unsec’d. Notes	8.500	04/21/23	4,800	5,359,568
Sr. Unsec’d. Notes	9.000	04/22/25	45,416	55,484,929

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,576,636
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	4,975	5,418,940
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	3,625	3,751,220
Sr. Sec’d. Notes, 144A	9.500	05/01/25	4,550	4,926,383
				83,664,900
Auto Parts & Equipment 0.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,000	5,127,285
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	4,500	4,972,263
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	11,859	12,262,169
Gtd. Notes	6.250	03/15/26	1,000	1,031,708

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	12,473	12,879,453
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	400	425,762
Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28	2,300	2,395,924
				39,094,564

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 0.4%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625%	05/01/26	4,475	$4,652,209
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	6.125	09/14/23	12,050	12,928,192
				17,580,401
Building Materials 1.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.375	06/05/27	1,885	2,128,233
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	458,241
Sr. Sec’d. Notes, 144A	6.250	05/15/25	4,600	4,913,235

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27	32,975	34,143,491
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	2,190	2,312,938
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	11,617	11,820,297
				55,776,435
Chemicals 2.6%
Chemours Co. (The), Gtd. Notes	7.000	05/15/25	25,425	26,200,124
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,581,358
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(a)	4.250	12/15/25	10,795	10,952,616
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	6,339,152
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	9,350	9,821,841
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	6,379,903
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,049,505
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	9,040,363
Sr. Sec’d. Notes, 144A	10.875	08/01/24	2,378	2,567,426

Tronox, Inc., Sr. Sec’d. Notes, 144A	6.500	05/01/25	9,355	9,944,874

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750%	07/15/25		2,000	$1,975,490
Sr. Sec’d. Notes, 144A	9.500	07/01/25		5,630	6,311,986
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A	4.875	06/15/27		8,155	8,590,016
Gtd. Notes, 144A	5.625	10/01/24		500	549,198
					106,303,852
Commercial Services 3.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		2,850	2,856,729
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		31,270	33,202,322
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		650	716,693

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		8,000	8,209,737
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		6,000	6,212,660
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,924,548
Gtd. Notes, 144A	5.750	07/15/27		3,625	3,805,085

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	2,267,083
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25		6,310	6,702,427
Celestial-Saturn Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28		3,350	3,310,472
CoreCivic, Inc., Gtd. Notes	8.250	04/15/26		1,725	1,683,731
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		14,267	14,855,514
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		12,741	13,086,193
United Rentals North America, Inc., Gtd. Notes	5.875	09/15/26		3,250	3,381,075
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26		24,120	25,582,727
					132,796,996

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 2.1%
Ahead DB Holdings LLC, Gtd. Notes, 144A	6.625%	05/01/28	800	$810,915
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	4,150	4,395,222
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125	06/15/24	18,863	19,270,035
EMC Corp., Sr. Unsec’d. Notes	3.375	06/01/23	3,500	3,610,073
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	9,322	9,662,055
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	12,417	13,108,644
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	35,488	36,120,065
				86,977,009
Distribution/Wholesale 1.0%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	31,497	33,266,938
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	6,299	6,448,387
				39,715,325
Diversified Financial Services 2.7%
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	4.750	12/15/24	11,615	11,970,515
Antares Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	3.950	07/15/26	1,750	1,817,358
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	6,109	6,374,395
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	2,850	2,887,509
Gtd. Notes, 144A	5.375	12/01/24	22,947	23,725,318

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	4,475	4,311,420
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	3,745	3,708,574
Gtd. Notes, 144A	6.000	01/15/27	3,875	3,999,776
OneMain Finance Corp.,
Gtd. Notes(a)	5.625	03/15/23	5,160	5,484,441

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.875%	03/15/25	13,405	$15,180,679
Gtd. Notes	7.125	03/15/26	20,638	24,010,964
Gtd. Notes	8.875	06/01/25	500	551,285

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	5,075	5,338,991
				109,361,225
Electric 1.6%
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250	06/01/26	15,407	15,855,993
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,300	1,376,929
Gtd. Notes	6.625	01/15/27	6,150	6,381,031
Gtd. Notes	7.250	05/15/26	6,900	7,163,164
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	4,290	4,389,917
Gtd. Notes, 144A	5.500	09/01/26	15,667	16,188,495
Gtd. Notes, 144A	5.625	02/15/27	12,500	12,992,545
				64,348,074
Electrical Components & Equipment 0.4%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25	15,498	16,742,807
Electronics 0.6%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	12,433	13,455,070
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	6,700	7,171,689
Gtd. Notes, 144A	5.000	10/01/25	3,495	3,870,956
Gtd. Notes, 144A	5.625	11/01/24	1,100	1,218,822
				25,716,537
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500	01/15/26	5,525	5,788,101

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125%	03/15/27	4,990	$5,524,283
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,233,367
				7,757,650
Entertainment 4.9%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	3,312	3,262,507
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	11,245	11,955,552
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	21,360	22,522,967
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	23,914	24,100,347
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	4,325	4,537,020
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(a)	5.375	06/01/24	5,000	5,049,680
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	3,751	3,901,045
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	14,275	15,257,381
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	1,000	1,033,345
Sr. Sec’d. Notes, 144A	6.250	01/15/27	3,725	4,219,456
Sr. Sec’d. Notes, 144A	6.500	02/15/25	20,181	22,419,656

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	10,950,311
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	9,700	9,821,604
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	7,375	7,880,823
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	12,245	12,708,348
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	15,235	16,605,507
Sr. Sec’d. Notes, 144A	5.000	10/15/25	5,325	5,486,254

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	7,223	$7,303,047
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	10,200	10,992,734
				200,007,584
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.250	03/15/26	15,800	15,877,016
Gtd. Notes, 144A	4.625	01/15/27	19,700	20,391,747
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25	12,200	12,535,326
Gtd. Notes	5.250	09/15/27	2,485	2,569,708

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	8,886	9,242,174
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	8,950	9,519,002
				70,134,973
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,549	18,169,304
Sr. Unsec’d. Notes	5.625	05/20/24	9,820	10,824,985
Sr. Unsec’d. Notes	5.750	05/20/27	1,395	1,549,323
Sr. Unsec’d. Notes	5.875	08/20/26	2,235	2,490,942
				33,034,554
Healthcare-Services 3.2%
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	500	559,146
Gtd. Notes(a)	5.375	09/01/26	710	806,269
Gtd. Notes	7.500	12/15/23	3,000	3,436,191

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	7,375	7,821,826
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	11,900	12,622,610
Molina Healthcare, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/22	6,619	6,934,482

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250%	11/01/25	16,930	$18,119,879
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	23,518	25,348,314
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	4,450	4,527,425
Gtd. Notes, 144A(a)	10.000	04/15/27	5,010	5,473,515
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	2,910	2,950,856
Sec’d. Notes, 144A	6.250	02/01/27	1,900	1,984,151
Sr. Sec’d. Notes	4.625	07/15/24	16,947	17,170,871
Sr. Sec’d. Notes, 144A	4.875	01/01/26	3,450	3,562,580
Sr. Sec’d. Notes, 144A	7.500	04/01/25	6,151	6,596,609
Sr. Unsec’d. Notes	6.750	06/15/23	11,450	12,440,678
				130,355,402
Home Builders 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	10,075	10,471,335
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,550	1,641,410
Gtd. Notes	6.750	03/15/25	12,045	12,475,290
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	6,755	7,128,018
Gtd. Notes, 144A	6.375	05/15/25	8,040	8,219,654

Century Communities, Inc., Gtd. Notes	5.875	07/15/25	2,820	2,916,888
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	15,715	16,668,231
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	2,900	2,913,124
Gtd. Notes, 144A	5.000	03/01/28	3,150	3,288,623
KB Home,
Gtd. Notes	7.000	12/15/21	1,820	1,853,621
Gtd. Notes	7.500	09/15/22	3,345	3,604,238
Gtd. Notes	7.625	05/15/23	4,871	5,302,573
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	2,000	2,103,125
Gtd. Notes	5.625	08/01/25	2,466	2,554,119

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	12/15/27	6,926	$7,218,322
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,937,555
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	4,550	4,835,590
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	2,675	2,788,659
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	5,631	6,324,788
Gtd. Notes, 144A	6.625	07/15/27	4,541	4,891,304
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	14,098	15,349,695
Gtd. Notes, 144A	5.875	04/15/23	6,545	7,011,331
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	8,458	9,031,590
Gtd. Notes	5.700	06/15/28	2,393	2,624,504
				147,153,587
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	915,259
Internet 1.1%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	5,625	5,483,037
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	10,100	10,269,015
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250	12/01/27	5,765	6,026,703
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	23,150	23,431,195
				45,209,950

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	624	$680,182
United States Steel Corp., Sr. Unsec’d. Notes	6.875	08/15/25	490	499,960
				1,180,142
Leisure Time 0.3%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	4,725	5,533,295
Sr. Sec’d. Notes, 144A	12.250	05/15/24	970	1,173,235
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	4,223	4,038,982

Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,970,929
				13,716,441
Lodging 2.9%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	2,500	2,556,163
Gtd. Notes	6.375	04/01/26	3,627	3,747,176
Gtd. Notes, 144A	8.625	06/01/25	2,250	2,478,329

Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,350	1,354,644
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A(a)	5.375	05/01/25	10,962	11,530,740
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	2,900	3,050,819
Gtd. Notes	5.500	04/15/27	1,000	1,090,503
Gtd. Notes(a)	5.750	06/15/25	12,215	13,405,405
Gtd. Notes	6.000	03/15/23	7,172	7,665,075
Gtd. Notes	6.750	05/01/25	19,975	21,401,225
Gtd. Notes	7.750	03/15/22	11,750	12,323,783

Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	9,142	9,291,573
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	8,300	8,167,485
Travel + Leisure Co., Sr. Sec’d. Notes	6.600	10/01/25	3,150	3,550,531

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.875%	10/01/24	12,550	$12,753,354
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	3,800	3,982,495
				118,349,300
Machinery-Diversified 1.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	28,658	29,742,574
Vertical US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,552	15,138,337
				44,880,911
Media 6.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	5,529	5,792,170
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	12,300	12,887,929
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	16,515	17,069,886
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	21,500	22,229,973
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	23,827	24,577,939
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27	23,216	24,377,127
Sr. Unsec’d. Notes	6.750	11/15/21	3,000	3,071,834

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A (original cost $14,620,206; purchased 07/18/19 - 08/11/20)(a)(f)	5.375	08/15/26	15,460	11,473,373
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	1,635	1,700,709
Gtd. Notes	5.875	07/15/22	9,945	10,343,462
Gtd. Notes(a)	5.875	11/15/24	6,247	6,650,560
Gtd. Notes	6.750	06/01/21	29,705	29,705,000
Gtd. Notes	7.750	07/01/26	4,265	4,844,038

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	24,712	25,514,200
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	1,100	1,174,415
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	07/15/27	9,300	9,838,908
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	3,451	3,666,793

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500%	09/15/26	16,174	$16,400,566
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	3,923	4,032,233
Sirius XM Radio, Inc.,
Gtd. Notes, 144A	3.875	08/01/22	7,063	7,094,044
Gtd. Notes, 144A(a)	4.625	07/15/24	3,869	3,966,963
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	20,663	21,024,611
Sr. Sec’d. Notes, 144A	6.625	06/01/27	6,425	6,962,609
Sr. Sec’d. Notes, 144A	9.500	05/01/25	4,200	4,637,121

Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	2,340	2,477,176
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	412	431,925
				281,945,564
Mining 3.9%
Constellium SE,
Gtd. Notes, 144A	5.750	05/15/24	14,352	14,509,788
Gtd. Notes, 144A	5.875	02/15/26	5,400	5,544,058

Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A	9.500	06/01/24	10,652	11,610,344
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	6,675	6,825,574
Gtd. Notes, 144A	6.875	03/01/26	660	691,927
Gtd. Notes, 144A(a)	7.250	04/01/23	22,185	22,593,556
Gtd. Notes, 144A	7.500	04/01/25	11,700	12,142,199
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	17,245	17,952,274
Gtd. Notes	4.550	11/14/24	1,535	1,667,873

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	15,720	15,641,200
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	11,593	11,942,137
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	5,250	5,729,622

Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	32,994	34,403,499
				161,254,051

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	4,610	$4,848,897
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,350	2,415,332
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	9,428	9,502,811
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	1,750	1,776,252
				18,543,292
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	4.125	05/01/25	5,000	5,226,519
Gtd. Notes	5.500	12/01/24	12,480	13,943,290
				19,169,809
Oil & Gas 5.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	4,925	5,273,859
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	7,250
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	5,645	5,785,914
Gtd. Notes	5.625	06/01/23	26,046	26,046,000
Gtd. Notes, 144A	8.375	07/15/26	2,275	2,566,263

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	8,489	11,649,216
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,565,393
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	14,582	14,947,877
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,652,870
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	15,763	16,290,258
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	284	300,558
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	4,525	4,806,554
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.000	10/01/22	1,000	1,021,391
Sr. Unsec’d. Notes	3.900	10/01/27	9,361	9,998,630
Sr. Unsec’d. Notes(a)	8.500(cc)	02/01/30	1,475	1,916,900

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	6,400	$6,453,312
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	11,761	11,947,069
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,200	1,231,414
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27	6,288	6,737,919
Sec’d. Notes, 144A	6.500	01/15/25	3,385	3,500,470

Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	6,225	5,538,801
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	7,815	6,483,210
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.900	08/15/24	1,525	1,523,278
Sr. Unsec’d. Notes	3.000	02/15/27	500	475,067
Sr. Unsec’d. Notes	3.200	08/15/26	275	265,890
Sr. Unsec’d. Notes	3.400	04/15/26	2,000	1,957,056
Sr. Unsec’d. Notes	3.450	07/15/24	4,425	4,437,408
Sr. Unsec’d. Notes	3.500	06/15/25	125	125,154
Sr. Unsec’d. Notes(a)	5.500	12/01/25	2,775	2,988,538
Sr. Unsec’d. Notes	5.550	03/15/26	1,200	1,284,070
Sr. Unsec’d. Notes(a)	5.875	09/01/25	9,800	10,615,615
Sr. Unsec’d. Notes	6.950	07/01/24	175	194,523

Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	1,500	1,689,448
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	8,221	8,286,452
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	4,300	4,391,547
Gtd. Notes	5.000	03/15/23	14,129	14,564,245
Gtd. Notes(a)	9.250	02/01/26	2,600	2,867,673

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000	04/15/27	3,275	3,419,183
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	956,469
Gtd. Notes, 144A(a)	7.500	01/15/26	8,325	6,534,403
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)	5.250	09/15/24	10,208	11,321,303
Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,403,436
				238,021,886

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	2,250	$2,304,232
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	6,300	6,357,008

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,925	1,992,430
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	6,020,259
				16,673,929
Pharmaceuticals 2.6%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	16,325	17,519,613
Gtd. Notes, 144A	9.250	04/01/26	4,100	4,434,714
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25	53,375	54,513,552
Gtd. Notes, 144A	9.000	12/15/25	5,775	6,181,628
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,225	2,240,890
Sr. Sec’d. Notes, 144A	5.500	11/01/25	788	808,764
Sr. Sec’d. Notes, 144A	7.000	03/15/24	4,500	4,593,046

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	17,055	18,057,384
				108,349,591
Pipelines 1.2%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	2,825	2,830,592
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,758,112
Sr. Unsec’d. Notes	4.750	07/15/23	2,077	2,169,281
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,505	2,712,445

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	4,985	5,281,767
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	4,875	4,908,632
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	12,047	12,239,848
Gtd. Notes, 144A	6.000	03/01/27	1,900	1,945,109

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.500%	10/01/25	1,900	$2,074,488

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.875	04/15/26	625	654,209
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	3,170,167
Sr. Unsec’d. Notes	4.350	02/01/25	7,650	8,006,133
				49,750,783
Real Estate 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	7,815	8,260,203
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	6,311,544
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	9,852	10,383,679
				24,955,426
Real Estate Investment Trusts (REITs) 4.3%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	19,713	21,884,102
Sr. Unsec’d. Notes	4.750	05/01/24	6,000	6,091,769
Sr. Unsec’d. Notes	6.750	12/15/21	690	691,107

ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	19,413	19,794,133
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	5.625	05/01/24	6,500	6,996,286
Gtd. Notes, 144A(a)	4.625	06/15/25	1,130	1,199,925
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	12,000	12,649,611
Gtd. Notes	5.250	08/01/26	2,275	2,345,400

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	21,492	23,235,963
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	650	729,843
SBA Communications Corp., Sr. Unsec’d. Notes	4.875	09/01/24	6,829	6,967,655

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	7.125%	12/15/24	11,495	$11,835,840
Sr. Sec’d. Notes, 144A	7.875	02/15/25	29,960	32,120,611
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	4,450	4,531,015
Gtd. Notes, 144A(a)	3.750	02/15/27	15,600	15,779,387
Gtd. Notes, 144A	4.250	12/01/26	7,870	8,101,472
				174,954,119
Retail 2.1%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.250	05/15/24	1,688	1,708,768
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	19,428	20,306,089
Sr. Unsec’d. Notes	3.875	05/15/23	3,125	3,203,573

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	13,926	14,753,082
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	12,929	13,065,140
L Brands, Inc., Gtd. Notes(a)	5.625	10/15/23	9,901	10,788,316
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	9,245	9,528,173
Sec’d. Notes, 144A	8.750	04/30/25	10,870	12,016,190
				85,369,331
Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	12,742	13,373,212
Software 2.0%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	14,835	15,897,420
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	8,170	8,325,477
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	31,745	33,181,728
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	5,749	6,340,900
Sr. Sec’d. Notes, 144A	6.875	08/15/26	9,605	10,234,116

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	1,500	$1,547,332
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	8,477,013
				84,003,986
Telecommunications 7.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	24,575	25,556,600
Sr. Sec’d. Notes, 144A	8.125	02/01/27	19,805	21,593,127

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	8,463	8,628,391
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/24	15,540	16,011,360
Sr. Sec’d. Notes, 144A	6.000	03/01/26	20,700	21,766,222
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	967	947,629
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	2,979	3,013,271
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	17,350	18,058,303
Sr. Sec’d. Notes, 144A	8.750	05/25/24	13,007	13,533,816

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	3,000	2,854,673
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23(d)	6,971	4,071,392
Sr. Sec’d. Notes, 144A	8.000	02/15/24(d)	20,302	20,969,151
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	995	1,024,927
Gtd. Notes	5.375	05/01/25	4,870	4,976,946
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	5,000	5,379,876
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	22,135	22,174,822
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	7,640	7,881,604
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,753	3,040,966
Sr. Unsec’d. Notes, Series Y(a)	7.500	04/01/24	4,100	4,591,110

Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22	3,755	3,990,425
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	11,700	13,478,111
Gtd. Notes	7.250	09/15/21	13,721	13,957,199

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Corp., (cont’d.)
Gtd. Notes	7.625%	02/15/25	5,365	$6,345,104
Gtd. Notes	7.625	03/01/26	1,500	1,823,750
Gtd. Notes	7.875	09/15/23	27,984	31,677,050

T-Mobile USA, Inc., Gtd. Notes	4.500	02/01/26	4,905	5,019,568
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	3,808	3,980,698
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	10,225	10,448,146

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	20,229	19,873,283
				316,667,520
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375	04/01/26	1,400	1,451,097
Transportation 0.7%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	4,500	4,547,819
Gtd. Notes, 144A	6.250	05/01/25	12,075	12,888,522
Gtd. Notes, 144A	6.750	08/15/24	10,485	10,964,206
				28,400,547
Trucking & Leasing 0.0%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	1,375	1,431,109

Total Corporate Bonds (cost $3,259,817,895)				3,322,558,266
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	52,106
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30	324	281,476
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/35	535	378,868
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40	125	80,050

Total Sovereign Bonds (cost $744,581)				792,500

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks 1.7%
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	$5,370,950
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*	50,306	10,186,965
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*	366,068	6,772,258
Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.	876,941	46,302,485
Chesapeake Energy Corp. Backstop Commitment^	5,043	260,857
		46,563,342

Total Common Stocks (cost $32,897,433)		68,893,515

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25 (cost $0)	142,674	324,583

Total Long-Term Investments (cost $3,832,627,183)		3,934,767,952

Shares
Short-Term Investments 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	167,138,117	167,138,117

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $184,020,681; includes $184,007,018 of cash collateral for securities on loan)(b)(wa)	184,161,030	$184,050,533

Total Short-Term Investments (cost $351,158,798)		351,188,650

TOTAL INVESTMENTS 104.2% (cost $4,183,785,981)		4,285,956,602
Liabilities in excess of other assets(z) (4.2)%		(173,534,380)

Net Assets 100.0%		$4,112,422,222

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
DIP—Debtor-In-Possession
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,276,932 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,737,579; cash collateral of $184,007,018 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,620,206. The aggregate value of $11,473,373 is 0.3% of net assets.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 05/01/25 (cost $1,531,570)	1,546	$1,538,385	$6,815	$—
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,184	2 Year U.S. Treasury Notes	Sep. 2021	$261,349,501	$94,237
69	5 Year Euro-Bobl	Sep. 2021	11,274,193	20,132
3,007	5 Year U.S. Treasury Notes	Sep. 2021	372,421,641	257,041
7	20 Year U.S. Treasury Bonds	Sep. 2021	1,095,719	638
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	555,750	134
3	Euro Schatz Index	Jun. 2021	409,900	(113)
				372,069
Short Positions:
31	10 Year Euro-Bund	Jun. 2021	6,424,233	50,627
777	10 Year U.S. Treasury Notes	Sep. 2021	102,515,438	(250,416)
				(199,789)
				$172,280
Forward foreign currency exchange contracts outstanding at May 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/21	Citibank, N.A.	EUR	2,431	$2,970,963	$2,965,041	$—	$(5,922)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/21	HSBC Bank PLC	EUR	1,370	$1,656,966	$1,671,168	$—	$(14,202)
Expiring 06/02/21	Morgan Stanley & Co. International PLC	EUR	1,061	1,276,013	1,293,874	—	(17,861)
Expiring 07/02/21	Bank of America, N.A.	EUR	621	757,957	758,198	—	(241)
Expiring 07/02/21	Citibank, N.A.	EUR	2,431	2,972,723	2,966,729	5,994	—
				$6,663,659	$6,689,969	5,994	(32,304)
						$5,994	$(38,226)
Credit default swap agreements outstanding at May 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2021(4)	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	54,975	2.674%	$4,280,470	$5,907,836	$1,627,366
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	47,350	2.873%	4,360,685	5,066,363	705,678
					$8,641,155	$10,974,199	$2,333,044
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).